Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	46.90
Maximum Aggregate Offering Price	$ 70,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,715.33
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), this Registration Statement also covers any additional securities that may be offered or issued pursuant to the BankUnited, Inc. Amended and Restated 2023 Omnibus Incentive Plan to prevent dilution as a result of adjustments for stock splits, stock dividends or similar transactions. Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee pursuant to 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices of shares of the Registrants common stock reported on the New York Stock Exchange on May 26, 2026.